LEASES-THE COMPANY AS LESSOR (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Total rental income under operating leases [Abstract]
Minimum rentals	$ 70	$ 78	$ 82
Contingent rentals (based on sales volume)	2	3	4
Total	72	81	86
Future minimum rental income on non-cancelable leases [Abstract]
2011	66
2012	58
2013	47
2014	37
2015	27
Thereafter	97
Total	332
Real Estate [Member] | Property Subject to Operating Lease [Member]
Leased property [Abstract]
Leased property - gross	820	694
Less accumulated depreciation	(103)	(101)
Property under operating leases - net	$ 717	$ 593